Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	SCT Total Compensation for Current CEO (Maxwell)(1)	Compensation Actually Paid to Current CEO (Maxwell)(1)(3)	SCT Total Compensation for Prior CEO (Bounds)(1)	Compensation Actually Paid to Prior CEO (Bounds)(1)(3)	Average SCT Total Compensation for Other NEOs(2)(3)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) ($M)	Company- Selected Performance Measure (Reserves (Standardized Measure))(4)
							Vaalco Cumulative TSR	Peer Group Cumulative TSR(4)
2025	$3,001,723	$2,185,515			$1,250,914	$1,074,713	$250.35	$166.03	$(41.39)	$410.01
2024	$3,015,493	$2,391,536			$1,171,801	$1,008,785	$280.56	$118.60	$58.49	$379.40
2023	$1,976,426	$1,952,232			$927,936	$922,348	$275.18	$134.04	$60.35	$341.93
2022	$1,718,252	$1,641,635			$830,337	$858,442	$263.72	$125.78	$51.89	$624.47
2021	$657,363	$657,363	$2,314,678	$1,344,158	$598,451	$821,005	$181.36	$94.72	$81.84	$99.26

(1)
George Maxwell has been CEO since April 19, 2021. He replaced Cary Bounds, who resigned from that role April 18, 2021.

(2)
Other NEOs for the indicated years were, for 2025, Ronald Bain, Thor Pruckl, Matthew Powers, and Casey Donohue; for 2024 and 2023, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason Doornik; for 2022, Ronald Bain, David A. DesAutels, and Michael G. Silver; and, for 2021, Ronald Bain, David A. DesAutels, and Michael G. Silver.

(3)
The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate CAP in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.

(4)
The standardized measure of discounted future net cash flows (“Standardized Measure”) is the present value, discounted at an annual rate of 10%, of estimated future net revenues to be generated from the production of proved reserves, determined in accordance with the rules and regulations of the SEC, using the 12-month unweighted average of first-day-of-the-month Brent prices adjusted for historical marketing differentials, without giving effect to non-property related expenses such as certain general and administrative expenses, debt service, derivatives or to depreciation, depletion and amortization.
	2021 (Mr. Bounds)	2021 (Mr. Maxwell)	2022 (Mr. Maxwell)	2023 (Mr. Maxwell)	2024 (Mr. Maxwell)	2025 (Mr. Maxwell)
Total Compensation as Reported in the Summary Compensation Table (SCT)	$2,314,678	$657,363	$1,718,252	$1,976,426	$3,015,493	$3,001,723
Pension values reported in the SCT	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	$(857,728)	$0	$(521,502)	$(825,002)	$(1,683,465)	$(1,659,728)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year – value at year-end	$878,910	$0	$444,885	$846,385	$1,103,325	$1,889,223
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$550,113	$0	$0	$(40,501)	$(134,806)	$(630,005)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	$888,665	$0	$0	$(17,683)	$74,747	$(450,980)
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$(2,430,480)	$0	$0	$0	$0	$0
Dividends or other earnings paid on equity awards during the year	$0	$0	$0	$12,607	$16,241	$35,281
Compensation Actually Paid	$1,344,158	$657,363	$1,641,635	$1,952,232	$2,391,536	$2,185,515
	2021	2022	2023	2024	2025
Total Compensation as Reported in the Summary Compensation Table (SCT)	$598,451	$830,337	$927,936	$1,171,801	$1,250,914
Pension values reported in the SCT	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	$(127,298)	$(233,665)	$(217,212)	$(463,357)	$(504,726)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year – value at year-end	$130,441	$202,087	$222,840	$303,679	$605,508
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$80,160	$49,371	$(12,770)	$(3,882)	$(177,848)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	$139,250	$164,599	$(6,594)	$23,288	$(107,584)
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	$(156,497)	$0	$(29,007)	$0
Dividends or other earnings paid on equity awards during the year	$0	$2,211	$8,148	$6,262	$8,449
Compensation Actually Paid	$821,005	$858,442	$922,348	$1,008,785	$1,074,713

Company Selected Measure Name	(Reserves (Standardized Measure))
Named Executive Officers, Footnote
(1)
George Maxwell has been CEO since April 19, 2021. He replaced Cary Bounds, who resigned from that role April 18, 2021.

(2)
Other NEOs for the indicated years were, for 2025, Ronald Bain, Thor Pruckl, Matthew Powers, and Casey Donohue; for 2024 and 2023, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason Doornik; for 2022, Ronald Bain, David A. DesAutels, and Michael G. Silver; and, for 2021, Ronald Bain, David A. DesAutels, and Michael G. Silver.

Peer Group Issuers, Footnote
(4)
The standardized measure of discounted future net cash flows (“Standardized Measure”) is the present value, discounted at an annual rate of 10%, of estimated future net revenues to be generated from the production of proved reserves, determined in accordance with the rules and regulations of the SEC, using the 12-month unweighted average of first-day-of-the-month Brent prices adjusted for historical marketing differentials, without giving effect to non-property related expenses such as certain general and administrative expenses, debt service, derivatives or to depreciation, depletion and amortization.

Adjustment To PEO Compensation, Footnote	3)
The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate CAP in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.
	2021 (Mr. Bounds)	2021 (Mr. Maxwell)	2022 (Mr. Maxwell)	2023 (Mr. Maxwell)	2024 (Mr. Maxwell)	2025 (Mr. Maxwell)
Total Compensation as Reported in the Summary Compensation Table (SCT)	$2,314,678	$657,363	$1,718,252	$1,976,426	$3,015,493	$3,001,723
Pension values reported in the SCT	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	$(857,728)	$0	$(521,502)	$(825,002)	$(1,683,465)	$(1,659,728)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year – value at year-end	$878,910	$0	$444,885	$846,385	$1,103,325	$1,889,223
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$550,113	$0	$0	$(40,501)	$(134,806)	$(630,005)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	$888,665	$0	$0	$(17,683)	$74,747	$(450,980)
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$(2,430,480)	$0	$0	$0	$0	$0
Dividends or other earnings paid on equity awards during the year	$0	$0	$0	$12,607	$16,241	$35,281
Compensation Actually Paid	$1,344,158	$657,363	$1,641,635	$1,952,232	$2,391,536	$2,185,515

Non-PEO NEO Average Total Compensation Amount	$ 1,250,914	$ 1,171,801	$ 927,936	$ 830,337	$ 598,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,074,713	1,008,785	922,348	858,442	821,005
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate CAP in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.
	2021	2022	2023	2024	2025
Total Compensation as Reported in the Summary Compensation Table (SCT)	$598,451	$830,337	$927,936	$1,171,801	$1,250,914
Pension values reported in the SCT	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	$(127,298)	$(233,665)	$(217,212)	$(463,357)	$(504,726)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year – value at year-end	$130,441	$202,087	$222,840	$303,679	$605,508
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$80,160	$49,371	$(12,770)	$(3,882)	$(177,848)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	$139,250	$164,599	$(6,594)	$23,288	$(107,584)
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	$(156,497)	$0	$(29,007)	$0
Dividends or other earnings paid on equity awards during the year	$0	$2,211	$8,148	$6,262	$8,449
Compensation Actually Paid	$821,005	$858,442	$922,348	$1,008,785	$1,074,713

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR FISCAL YEAR 2025
The following is an unranked list of the four most important financial performance measures used to link executive compensation actually paid to our NEOs during the fiscal year 2025 with the Company’s performance. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program.
•
Reserves (Standardized Measure)

•
WI Production (BOEPD)

•
Liquidity

•
Revenue

Total Shareholder Return Amount	$ 250.35	280.56	275.18	263.72	181.36
Peer Group Total Shareholder Return Amount	166.03	118.6	134.04	125.78	94.72
Net Income (Loss)	$ (41,390,000)	$ 58,490,000	$ 60,350,000	$ 51,890,000	$ 81,840,000
Company Selected Measure Amount	410.01	379.4	341.93	624.47	99.26
PEO Name	George Maxwell
Measure:: 1
Pay vs Performance Disclosure
Name	Reserves (Standardized Measure)
Non-GAAP Measure Description
(4)
The standardized measure of discounted future net cash flows (“Standardized Measure”) is the present value, discounted at an annual rate of 10%, of estimated future net revenues to be generated from the production of proved reserves, determined in accordance with the rules and regulations of the SEC, using the 12-month unweighted average of first-day-of-the-month Brent prices adjusted for historical marketing differentials, without giving effect to non-property related expenses such as certain general and administrative expenses, debt service, derivatives or to depreciation, depletion and amortization.

Measure:: 2
Pay vs Performance Disclosure
Name	WI Production (BOEPD)
Measure:: 3
Pay vs Performance Disclosure
Name	Liquidity
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
George Maxwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,001,723	$ 3,015,493	$ 1,976,426	$ 1,718,252	$ 657,363
PEO Actually Paid Compensation Amount	2,185,515	2,391,536	1,952,232	1,641,635	657,363
Cary Bounds [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,314,678
PEO Actually Paid Compensation Amount					1,344,158
PEO | George Maxwell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | George Maxwell [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | George Maxwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,659,728)	(1,683,465)	(825,002)	(521,502)	0
PEO | George Maxwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,889,223	1,103,325	846,385	444,885	0
PEO | George Maxwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,005)	(134,806)	(40,501)	0	0
PEO | George Maxwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,980)	74,747	(17,683)	0	0
PEO | George Maxwell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | George Maxwell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,281	16,241	12,607	0	0
PEO | Cary Bounds [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Cary Bounds [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Cary Bounds [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(857,728)
PEO | Cary Bounds [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					878,910
PEO | Cary Bounds [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					550,113
PEO | Cary Bounds [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					888,665
PEO | Cary Bounds [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,430,480)
PEO | Cary Bounds [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,726)	(463,357)	(217,212)	(233,665)	(127,298)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,508	303,679	222,840	202,087	130,441
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,848)	(3,882)	(12,770)	49,371	80,160
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,584)	23,288	(6,594)	164,599	139,250
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(29,007)	0	(156,497)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,449	$ 6,262	$ 8,148	$ 2,211	$ 0